Fair Value of Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Gross carrying amount [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 23,722	$ 29,412